The Gabelli Equity Income Fund

                              Third Quarter Report
                                June 30, 2001(a)

                          [GRAPHIC OF 5 STARS OMITTED.]

               MORNINGSTAR RATED[TM] GABELLI EQUITY INCOME FUND 5
                STARS OVERALL AND FOR THE FIVE-YEAR PERIOD ENDED
                 06/30/01 AMONG 2722 DOMESTIC EQUITY FUNDS. THE
                FUND WAS RATED 4 STARS FOR THE THREE-YEAR PERIOD
                ENDED 06/30/01 AMONG 4473 DOMESTIC EQUITY FUNDS.

TO OUR SHAREHOLDERS,

      High yielding stocks advanced in line with the leading market indices in the second quarter of 2001. Low to no dividend technology stocks keyed the April/early-May rally, but as investors took profits in technology in June, they gravitated once again to the safety of income producing securities.

INVESTMENT PERFORMANCE

      For the quarter ended June 30, 2001, The Gabelli EquityIncome Fund's (the "Fund") total return rose 4.35% after adjusting for the $0.06 per share dividend paid on June 27, 2001. The Standard & Poor's ("S&P") 500 Index, the Nasdaq Composite Index, and the Lipper Equity Income Fund Average rose 5.85%, 17.43%, and 4.10%, respectively, over the same period. The S&P 500 Index and the Nasdaq Composite Index are unmanaged indicators of stock market performance, while the Lipper Average reflects the average performance of mutual funds classified in this particular category. The Fund was up 11.76% over the trailing twelve-month period. The S&P 500 Index and the Nasdaq Composite Index declined 14.82% and 45.51%, respectively, while the Lipper Equity Income Fund Average rose 7.11% over the same twelve-month period.

      For the two-year period ended June 30, 2001, the Fund's total return averaged 6.17% annually. The Lipper Equity Income Fund Average had an annual return of 0.08%, while the S&P 500 Index and the Nasdaq Composite Index declined 4.42% and 10.31%, respectively, over the same two-year period. For the five-year period ended June 30, 2001, the Fund's total return averaged 14.61% annually versus average annual total returns of 14.48%, 12.77%, and 10.81% for the S&P 500 Index, the Nasdaq Composite Index, and the Lipper Equity Income Fund Average, respectively. Since inception on January 2, 1992 through June 30, 2001, the Fund had a cumulative total return of 253.43%, which equates to an average annual total return of 14.21%.

--------------------------------------------------------------------------------
(a) The Fund's fiscal year ends September 30. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. Morningstar proprietary ratings reflect historical risk adjusted performance as of June 30, 2001 and are subject to change every month. Morningstar ratings are calculated from a Fund's three, five and ten-year average annual returns in excess of 90-day T-Bill returns with appropriate fee adjustments and a risk factor that reflects fund performance below 90-day T-Bill returns. The top 10% of the funds in a broad asset class receive five stars, the next 22.5% receive four stars, the next 35% receive three stars, the next 22.5% receive two stars and the bottom 10% receive one star.
--------------------------------------------------------------------------------

INVESTMENT RESULTS (a)(c)
--------------------------------------------------------------------------------

                                               Calendar Quarter
                                  ------------------------------------------
                                    1st         2nd        3rd          4th         year
                                    ---         ---        ---          ---         ----
  2001:   Net Asset Value .....   $14.50      $15.07         --           --            --
          Total Return ........    (2.3)%       4.4%         --           --            --
---------------------------------------------------------------------------------------------
  2000:   Net Asset Value .....   $15.86      $15.86     $16.35       $14.91        $14.91
          Total Return ........     0.8%        0.8%       3.8%         5.6%         11.3%
---------------------------------------------------------------------------------------------
  1999:   Net Asset Value .....   $16.39      $18.26     $17.58       $15.80        $15.80
          Total Return ........    (1.5)%      11.7%      (3.4)%        2.8%          9.3%
---------------------------------------------------------------------------------------------
  1998:   Net Asset Value .....   $17.70      $17.72     $15.97       $16.70        $16.70
          Total Return ........    10.1%        0.5%      (9.7)%       12.7%         12.6%
---------------------------------------------------------------------------------------------
  1997:   Net Asset Value .....   $14.27      $16.03     $17.39       $16.12        $16.12
          Total Return ........     1.2%       12.7%       8.8%         3.0%         27.9%
---------------------------------------------------------------------------------------------
  1996:   Net Asset Value .....   $13.47      $13.54     $13.81       $14.16        $14.16
          Total Return ........     5.5%        1.0%       2.5%         8.0%         17.9%
---------------------------------------------------------------------------------------------
  1995:   Net Asset Value .....   $11.56      $11.99     $12.65       $12.84        $12.84
          Total Return ........     8.5%        4.3%       6.1%         6.9%         28.3%
---------------------------------------------------------------------------------------------
  1994:   Net Asset Value .....   $11.26      $11.08     $11.54       $10.72        $10.72
          Total Return ........    (2.2)%      (0.8)%      4.9%        (0.7)%         1.1%
---------------------------------------------------------------------------------------------
  1993:   Net Asset Value .....   $11.35      $11.72     $12.15       $11.57        $11.57
          Total Return ........     7.4%        3.8%       4.2%         1.5%         17.9%
---------------------------------------------------------------------------------------------
  1992:   Net Asset Value .....   $10.19      $10.36     $10.40       $10.64        $10.64
          Total Return ........     2.4%(b)     2.3%       1.1%         3.7%          9.8%(b)
---------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL RETURNS - JUNE 30, 2001 (A)
                   ------------------------------------------
             1 Year ......................................... 11.76%
             5 Year ......................................... 14.61%
             Life of Fund (b) ............................... 14.21%
--------------------------------------------------------------------------------

(a) Total returns and average annual returns reflect changes in share price and reinvestment of dividends and are net of expenses. The net asset value of the Fund is reduced on the ex-dividend (payment) date by the amount of the dividend paid. Of course, returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed they may be worth more or less than their original cost. (b) From commencement of investment operations on January 2, 1992. (c) The Fund's fiscal year ends September 30.

--------------------------------------------------------------------------------

COMMENTARY

TWO STEPS FORWARD, ONE STEP BACK

      The Federal Reserve Board's ("the Fed's") aggressive response to a weakening economy appears to have spared us an official recession (two consecutive quarters of negative Gross Domestic Product ["GDP"] growth). Economic activity remains anemic, but as Fed rate cuts take hold, we should begin seeing some improvement in late 2001. The $300-$600 tax rebates many Americans will be receiving in August/September should put consumers in a better mood and provide the initial spark for a consumer led recovery. Corporate capital spending may lag until excess inventories are worked off, but rebound as the economy regains momentum in early 2002.

      The stock market generally begins anticipating an economic recovery six to nine months in advance of improving economic data and corporate earnings. However, initially progress is erratic as investors struggle to reconcile poor short-term earnings with a brighter long-term outlook. This is the pattern we witnessed in

[PYRAMID GRAPHIC OMITTED.]
PYRAMID TEXT AS FOLLOWS:
EPS
PMV
MANAGEMENT
CASH FLOW
RESEARCH
the second quarter of 2001. In April and early May, investors focused on Fed rate cuts and began anticipating that lower interest rates would revive the slumping economy. However, when confronted with a record number of pre-announced second quarter earnings shortfalls in June, they lost their resolve. This pattern may repeat itself in the third quarter, with the market taking a few halting steps forward and then retreating during third quarter earnings "confessions" season in September. Tax-loss selling in the fourth quarter will probably also take its toll on the market. However, as earnings comparisons improve in first and second quarter 2002, the stock market should make steadier progress.

      We believe high yielding cyclical stocks will perform particularly well. Despite generally good performance this quarter, industrial and "hard cyclicals" (industrial commodities companies) remain fundamentally attractive. As the economy emerges from the doldrums, cyclical company earnings should rebound strongly, attracting more investor attention.

INVESTMENT SCORECARD

      High yields and the repositioning of portfolios to take maximum advantage of the impending economic recovery buoyed beaten down cyclical holdings such as Celanese, Dana Corp., GenCorp, Caterpillar, Minnesota Mining & Manufacturing, DuPont, and Trinity Industries. Energy services investments including Halliburton and Ingersoll-Rand also performed well. Our utilities holdings contributed to performance with Southwest Gas Corp. and Energy East posting excellent returns.

      Telecommunications and telecommunication equipment stocks continued to drag on performance. Our investments in European telecommunication companies such as Deutsche Telekom, Telecom Italia, British Telecomm, France Telecom, and Cable & Wireless performed particularly poorly this quarter as investors responded negatively to weak earnings and deteriorating balance sheets.

                  Dividend History
--------------------------------------------------
                        RATE    REINVESTMENT
   PAYMENT (EX) DATE  PER SHARE     PRICE
   -----------------  ---------     -----
   June 27, 2001        $0.06      $15.07
   March 28, 2001       $0.06      $14.32
-------------------------------------------------
   December 20, 2000    $2.26      $14.27
   September 28, 2000   $0.12      $16.38
   June 28, 2000        $0.12      $16.02
   March 29, 2000       $0.06      $15.75
-------------------------------------------------
   December 20, 1999    $2.21      $15.30
   September 27, 1999   $0.06      $17.39
   June 28, 1999        $0.05      $17.98
   March 29, 1999       $0.06      $16.67
-------------------------------------------------
   December 21, 1998    $1.27      $16.36
   September 28, 1998   $0.04      $16.20
   June 26, 1998        $0.06      $17.65
   March 27, 1998       $0.05      $17.70
-------------------------------------------------
   December 29, 1997    $1.78      $15.94
   September 30, 1997   $0.05      $17.39
   June 30, 1997        $0.05      $16.03
   March 31, 1997       $0.06      $14.27
-------------------------------------------------
   December 27, 1996    $0.76      $14.28
   September 30, 1996   $0.07      $13.81
   June 28, 1996        $0.06      $13.54
   March 31, 1996       $0.07      $13.47
-------------------------------------------------
   December 29, 1995    $0.68      $12.84
   September 29,1995    $0.07      $12.65
   June 30, 1995        $0.07      $11.99
   March 31, 1995       $0.07      $11.56
-------------------------------------------------
   December 30, 1994    $0.74      $10.72
   September 30, 1994   $0.08      $11.54
   June 30, 1994        $0.09      $11.08
   March 31, 1994       $0.06      $11.26
-------------------------------------------------
   December 31, 1993    $0.76      $11.57
   September 30, 1993   $0.06      $12.15
   June 30, 1993        $0.06      $11.72
   March 31, 1993       $0.08      $11.35
-------------------------------------------------
   December 31, 1992    $0.15      $10.64
   September 30, 1992   $0.07      $10.40
   June 30, 1992        $0.06      $10.36
   March 31, 1992       $0.05      $10.19

LET'S TALK STOCKS

      The following are stock specifics on selected holdings of our Fund. Favorable earnings prospects do not necessarily translate into higher stock prices, but they do express a positive trend which we believe will develop over time.

AT&T CORP. (T - $22.00 - NYSE) provides voice, data and video communications services to large and small businesses, as well as consumers and government entities. AT&T and its subsidiaries furnish domestic and international long distance, regional, local and wireless communications services, cable television and Internet communications services. Recently, the company announced that it would split into four separate companies. After the restructuring, AT&T Wireless will be converted from a tracking stock to an independent asset-based stock. AT&T Broadband, which includes cable, will have an initial public offering ("IPO") for a tracking stock, and within 12 months of the IPO the tracking stock is expected to be converted to an asset-based stock. AT&T Consumer will become a new consumer tracking stock that will mirror the performance of the companies' residential long distance and WorldNet Internet access business. AT&T's principal unit would be AT&T Business, and shareholders would ultimately own all four. Recently,

Comcast Corp. (CCZ - $50.10 - NYSE) submitted an unsolicited bid to acquire cable assets of AT&T for $58 billion in Comcast stock and assumed debt. AT&T management is reviewing this bid.

BP PLC (BP - $49.85 - NYSE) is Britain's largest company and one of the world's top three oil companies on the basis of market capitalization and proved reserves. The Company's main businesses are Exploration and Production, Refining and Marketing, and Chemicals, whose activities include petrochemicals manufacturing and marketing. The company provides high quality technological support for all its businesses through its research and engineering activities.

EXXON MOBIL CORP. (XOM - $87.35 - NYSE), headquartered in Irving, Texas, is a worldwide leader in the petroleum and petrochemical businesses. Exxon Mobil Corp. conducts business in nearly 200 countries around the world, engaging in the exploration and production of oil and gas, manufacturing and marketing of fuels, lubes and chemicals, electric power generation or coal and minerals operations. Exxon Mobil's global upstream and chemical companies and its coal and minerals company are headquartered in Houston, Texas.

GALLAHER GROUP PLC (GLH - $24.90 - NYSE) is a leading regional manufacturer of tobacco products. The company, which had sales of (pound)4.45 billion in 2000, is the market leader in the United Kingdom and the Republic of Ireland. Gallaher also has operations in Western Europe, the former Soviet Union and the Pacific Rim. GLH's brands include Benson & Hedges and Silk Cut in the U.K. and Sovereign in the former Soviet Union. The company's ordinary shares trade on the London Stock Exchange and the ADRs, each of which represent four ordinary shares, trade on the New York Stock Exchange. In August of 2000, Gallaher purchased Liggett-Ducat, the leading cigarette manufacturer and distributor in Russia, for $390 million. Gallaher announced in June that it has agreed to purchase Austrian Republic's 41.13% of Austria Tabak for 85 Euros per share, which will trigger a cash offer for the remaining 58.87%. The company expects to close this transaction by the end of November 2001.

GENUINE PARTS CO. (GPC - $31.50 - NYSE), a Georgia corporation incorporated in 1928, is a service organization engaged in the distribution of automotive replacement parts, industrial replacement parts, office products and electrical/electronic materials. The Company's NAPA automotive parts distribution centers distribute replacement parts (other than body parts) for substantially all motor vehicle makes and models in service in the United States, including imported vehicles, trucks, buses, motorcycles, recreational vehicles and farm vehicles. The Industrial Parts Group distributes a wide variety of products to its customers, primarily industrial concerns, to maintain and operate plants, machinery and equipment. The Office Products Group, operated through S. P. Richards Company, is engaged in the wholesale distribution of a broad line of office and other products that are used in the daily operation of businesses, schools, offices and institutions. The Electrical/Electronic Materials Group ("EIS") distributes materials for the manufacture and repair of electrical and electronic apparatus. With branch locations in 38 cities nationwide and in Mexico, this Group stocks over 100,000 items, from insulating and conductive materials to assembly tools and test equipment.

JP MORGAN CHASE & CO. (JPM - $44.47 - NYSE) was formed through the December 2000 merger between the venerable New York-based J.P. Morgan and Chase Manhattan banks. The merged institutions now form the second largest U.S. bank holding company with $715 billion in assets. The firm offers a wide range of domestic and international financial services along five major business lines: investment banking; retail and middle markets financial services; investment management and private banking; treasury and securities services; and principal and mezzanine capital financing. J.P. Morgan Chase is targeting investment management, equity underwriting and global merger advisory activities as key areas for growth.

NEWPORT NEWS SHIPBUILDING INC. (NNS - $61.25 - NYSE) agreed to be acquired by General Dynamics Corp. (GD - $77.81 - NYSE), the U.S. Navy's largest shipbuilder, for $2.6 billion in cash, betting the Pentagon will reverse a 1999 decision to reject the combination. Northrop Grumman Corp. (NOC - $80.10 - NYSE) matched General Dynamics' $2.6 billion offer for NNS, seeking to keep its rival from dominating sales of nuclear-powered ships to the U.S Navy. Northrop would pay $67.50 per share for the defense contractor, with 75% of the bid being paid in stock and 25% in cash. General Dynamics countered Northrop's bid by agreeing to pay all cash. The acquisition proposals from General Dynamics and Northrop are under regulatory review.

RALSTON PURINA CO. (RAL - $30.02 - NYSE), based in St. Louis, MO, completed the tax-free spin-off of Energizer Holdings, Inc. on April 1, 2000. Ralston Purina now operates in a single business segment, pet products, and is the world's largest manufacturer of dry pet food. The company is also a leading manufacturer of cat litter products in North America. Ralston's brands include DOG CHOW, CAT CHOW, MEOW MIX, PRO PLAN, and TIDY CATS. In January, Nestle S.A. announced a definitive merger agreement with Ralston to acquire all shares for $33.50 per share in cash.

TEXACO INC. (TX - $66.66 - NYSE) is a major international integrated oil company that operates in more than 150 countries. Texaco and its affiliates explore for, find and produce oil and natural gas; manufacture and market high-quality fuels and lubricant products; operate trading, transportation and distribution facilities; and produce alternative forms of energy for power, manufacturing and chemicals. The Texaco "star" is one of the most widely recognized brands on earth. The company is well positioned to meet the world's growing demand for energy.

WASTE MANAGEMENT INC. (WMI - $30.82 - NYSE) merged with USA Waste in 1998 and is now the largest solid waste company in North America. The company provides a number of services, including collection, transfer, landfill and recycling services for a diverse customer base, notably the municipal, residential, commercial, and industrial markets. Services are provided throughout the United States as well as in Canada, Mexico, and Puerto Rico. Internationally, the company operates in Europe, the Pacific Rim and in South America. In addition, Waste Management is a leading developer, operator and owner of waste-to-energy facilities in the U.S.

SPECIAL NOTE

      It is with deep sorrow that we report the passing of our valued friend and Director, Felix J. Christiana. The Board of Directors acknowledges with great appreciation the passionate contributions, guidance and friendship given by Mr. Christiana during his long association with The Gabelli Equity Income Fund. The Board of Directors and Officers of the Fund will greatly miss Mr. Christiana.

MINIMUM INITIAL INVESTMENT - $1,000

      The Fund's minimum initial investment for both regular and retirement accounts is $1,000. There are no subsequent investment minimums. No initial minimum is required for those establishing an Automatic Investment Plan. Additionally, the Fund and other Gabelli Funds are available through the no-transaction fee programs at many major brokerage firms.

WWW.GABELLI.COM

      Please visit us on the Internet. Our homepage at http://www.gabelli.com contains information about Gabelli Asset Management Inc., the Gabelli Mutual Funds, IRAs, 401(k)s, quarterly reports, closing prices and other current news. You can send us e-mail at info@gabelli.com.

      In  our  efforts  to  bring  our   shareholders   more  timely   portfolio
information, Gabelli Fund's portfolio managers regularly participate in chat sessions at www.gabelli.com as reflected below.

                         WHO                       WHEN
                         ---                       ----
Special Chats:           Mario J. Gabelli          First Monday of each month
                         Howard Ward               First Tuesday of each month

      In addition, every Wednesday will feature a different portfolio manager. The upcoming Wednesday chat schedule is as follows:

                         AUGUST                     SEPTEMBER                   OCTOBER
                         ------                     ---------                   -------
1st Wednesday            Caesar Bryan               Walter Walsh                Ivan Arteaga
2nd Wednesday            Ivan Arteaga               Caesar Bryan                Tim O'Brien
3rd Wednesday            Linda Caulkin              Hart Woodson                Susan Byrne
4th Wednesday            Tim O'Brien                Barbara Marcin              Caesar Bryan
5th Wednesday            Barbara Marcin                                         Barbara Marcin

      All chat sessions start at 4:15 ET. Please arrive early, as participation is limited.

      You may sign up for our HIGHLIGHTS email newsletter at www.gabelli.com and receive early notice of chat sessions, closing mutual fund prices, news events and media sightings.

IN CONCLUSION

      High yielding stocks delivered competitive returns in the second quarter of 2001. We believe they will continue to perform well as the market struggles to reconcile disappointing short-term earnings with a more favorable long-term economic outlook.

      The Fund's daily net asset value is available in the financial press and each evening after 6:00 PM (Eastern Time) by calling 1-800-GABELLI (1-800-422-3554). The Fund's Nasdaq symbol is GABEX. Please call us during the business day for further information.

                                             Sincerely,
                                             /S/Mario J. Gabelli
                                             Mario J. Gabelli, CFA
                                             Portfolio Manager and
                                             Chief Investment Officer

August 8, 2001

--------------------------------------------------------------------------------
                              SELECTED HOLDINGS
                                JUNE 30, 2001
                                -------------

        AT&T Corp.                                JP Morgan Chase & Co.
        BP plc                                    Newport News Shipbuilding Inc.
        Exxon Mobil Corp.                         Ralston Purina Co.
        Gallaher Group plc                        Texaco Inc.
        Genuine Parts Co.                         Waste Management Inc.
--------------------------------------------------------------------------------

NOTE: The views expressed in this report reflect those of the portfolio manager only through the end of the period stated in this report. The manager's views are subject to change at any time based on market and other conditions.

THE GABELLI EQUITY INCOME FUND
PORTFOLIO OF INVESTMENTS-- JUNE 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------
                                                                    MARKET
    SHARES                                                          VALUE
--------------                                                  -------------
                COMMON STOCKS -- 84.0%
                AEROSPACE -- 1.7%
        12,000  Boeing Co. .................................... $     667,200
         5,000  Lockheed Martin Corp. .........................       185,250
         9,000  Northrop Grumman Corp. ........................       720,900
        13,500  Raytheon Co.+ .................................       358,425
         2,000  Rockwell International Corp. ..................        76,240
                                                                -------------
                                                                    2,008,015
                                                                -------------
                AUTOMOTIVE -- 0.6%
         4,500  Ford Motor Co. ................................       110,475
        10,000  General Motors Corp. ..........................       643,500
                                                                -------------
                                                                      753,975
                                                                -------------
                AUTOMOTIVE: PARTS AND ACCESSORIES -- 2.8%
         5,000  ArvinMeritor Inc. .............................        83,700
        70,000  Dana Corp. ....................................     1,633,800
        20,000  Ethyl Corp. ...................................        27,000
        25,000  GenCorp Inc. ..................................       320,000
        35,000  Genuine Parts Co. .............................     1,102,500
         2,500  Johnson Controls Inc. .........................       181,175
         4,000  Tenneco Automotive Inc. .......................        13,040
                                                                -------------
                                                                    3,361,215
                                                                -------------
                AVIATION: PARTS AND SERVICES -- 1.8%
        25,000  Barnes Group Inc. .............................       617,500
        16,000  Curtiss-Wright Corp. ..........................       859,200
         9,000  United Technologies Corp. .....................       659,340
                                                                -------------
                                                                    2,136,040
                                                                -------------
                BROADCASTING -- 0.1%
        20,000  Granite Broadcasting Corp.+ ...................        60,000
                                                                -------------
                BUILDING AND CONSTRUCTION -- 1.0%
        20,000  Newport News Shipbuilding Inc. ................     1,225,000
                                                                -------------
                BUSINESS SERVICES -- 0.6%
         6,000  Donnelley (R.H.) Corp. ........................       192,000
           500  Imation Corp.+ ................................        12,600
         1,500  Landauer Inc. .................................        45,000
        25,800  New England Business Service Inc. .............       495,360
           100  SYNAVANT Inc.+ ................................           711
                                                                -------------
                                                                      745,671
                                                                -------------
                COMMUNICATIONS EQUIPMENT -- 0.3%
        20,000  Motorola Inc. .................................       331,200
                                                                -------------
                COMPUTER HARDWARE -- 0.1%
           300  International Business Machines Corp. .........        33,900
        13,000  Xerox Corp. ...................................       124,410
                                                                -------------
                                                                      158,310
                                                                -------------

                                                                    MARKET
    SHARES                                                          VALUE
--------------                                                  -------------
                COMPUTER SOFTWARE AND SERVICES -- 0.3%
        10,000  EMC Corp.+ .................................... $     290,500
                                                                -------------
                CONSUMER PRODUCTS -- 9.5%
         4,000  Clorox Co. ....................................       135,400
        34,000  Eastman Kodak Co. .............................     1,587,120
        10,000  Energizer Holdings Inc.+ ......................       229,500
        75,000  Gallaher Group plc, ADR .......................     1,867,500
        50,000  Gillette Co. ..................................     1,449,500
        22,000  Maytag Corp. ..................................       643,720
        27,000  National Presto Industries Inc. ...............       801,900
        35,000  Philip Morris Companies Inc. ..................     1,776,250
        13,000  Procter & Gamble Co. ..........................       829,400
        60,000  Ralston Purina Co. ............................     1,801,200
         3,500  Rothmans Inc. .................................        55,352
                                                                -------------
                                                                   11,176,842
                                                                -------------
                CONSUMER SERVICES -- 0.4%
        22,000  Rollins Inc. ..................................       438,020
                                                                -------------
                DIVERSIFIED INDUSTRIAL -- 2.4%
        12,000  Cooper Industries Inc. ........................       475,080
        25,000  GATX Corp. ....................................     1,002,500
         1,000  General Electric Co. ..........................        48,750
           600  Harbor Global Co. Ltd.+ .......................         4,980
         2,500  Minnesota Mining & Manufacturing Co. ..........       285,250
        12,000  National Service Industries Inc. ..............       270,840
         5,000  Sensient Technologies Corp. ...................       102,600
        18,000  Thomas Industries Inc. ........................       531,000
         3,000  Trinity Industries Inc. .......................        61,500
                                                                -------------
                                                                    2,782,500
                                                                -------------
                ELECTRONICS -- 0.6%
        32,000  Thomas & Betts Corp. ..........................       706,240
                                                                -------------
                ENERGY AND UTILITIES: ELECTRIC -- 4.9%
         5,500  American Electric Power Company Inc. ..........       253,935
         5,000  Cinergy Corp. .................................       174,750
        35,000  Conectiv Inc. .................................       756,000
        13,000  DTE Energy Co. ................................       603,720
       100,000  El Paso Electric Co.+ .........................     1,599,000
         2,000  FPL Group Inc. ................................       120,420
        95,000  Niagara Mohawk Holdings Inc.+ .................     1,680,550
        20,000  Northeast Utilities ...........................       415,000
         4,000  UIL Holdings Corp. ............................       194,360
                                                                -------------
                                                                    5,797,735
                                                                -------------
                ENERGY AND UTILITIES: INTEGRATED -- 8.6%
         6,636  Barrett Resources Corp.+ ......................       391,524
        44,000  BP plc, ADR ...................................     2,193,400
        33,000  Burlington Resources Inc. .....................     1,318,350
        27,000  CH Energy Group Inc. ..........................     1,186,650
        48,100  DQE Inc. ......................................     1,082,250

THE GABELLI EQUITY INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED) -- JUNE 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------
                                                                    MARKET
    SHARES                                                          VALUE
--------------                                                  -------------
                COMMON STOCKS (CONTINUED)
                ENERGY AND UTILITIES: INTEGRATED (CONTINUED)
        22,000  Energy East Corp. ............................. $     460,020
        29,000  Eni Spa .......................................       353,527
        25,000  NSTAR .........................................     1,064,000
        15,000  Progress Energy Inc. ..........................         7,575
         4,000  Public Service Enterprise Group Inc. ..........       195,600
        35,000  RGS Energy Group Inc. .........................     1,312,500
         5,000  ScottishPower plc, ADR ........................       146,000
         5,000  UtiliCorp United Inc. .........................       152,750
        15,000  Western Resources Inc. ........................       322,500
                                                                -------------
                                                                   10,186,646
                                                                -------------
                ENERGY AND UTILITIES: NATURAL GAS -- 3.3%
        50,000  AGL Resources Inc. ............................     1,187,500
         3,000  Peoples Energy Corp. ..........................       120,600
        12,000  Piedmont Natural Gas Co. Inc. .................       426,240
        20,000  SEMCO Energy Inc. .............................       300,000
         5,019  Southern Union Co. ............................       102,388
        75,000  Southwest Gas Corp. ...........................     1,776,000
                                                                -------------
                                                                    3,912,728
                                                                -------------
                ENERGY AND UTILITIES: OIL -- 5.9%
        10,000  Chevron Corp. .................................       905,000
        35,000  Conoco Inc., Cl. A ............................       987,000
        22,000  Exxon Mobil Corp. .............................     1,921,700
        38,000  Texaco Inc. ...................................     2,530,800
         8,759  Total Petroleum of North America Ltd., ADR ....       614,882
                                                                -------------
                                                                    6,959,382
                                                                -------------
                ENERGY AND UTILITIES: SERVICES -- 0.7%
        16,000  Halliburton Co. ...............................       569,600
         4,000  Schlumberger Ltd. .............................       210,600
                                                                -------------
                                                                      780,200
                                                                -------------
                ENERGY AND UTILITIES: WATER -- 0.5%
        22,000  Philadelphia Suburban Corp. ...................       561,000
                                                                -------------
                ENTERTAINMENT -- 0.2%
         4,000  Disney (Walt) Co. .............................       115,560
         2,000  Fox Entertainment Group Inc., Cl. A+ ..........        55,800
         2,000  Viacom Inc., Cl. A+ ...........................       106,080
                                                                -------------
                                                                      277,440
                                                                -------------
                ENVIRONMENTAL SERVICES -- 0.9%
        35,000  Waste Management Inc. .........................     1,078,700
                                                                -------------
                EQUIPMENT AND SUPPLIES -- 1.4%
         3,000  Caterpillar Inc. ..............................       150,150
        24,000  Deere & Co. ...................................       908,400
         2,000  Ingersoll-Rand Co. ............................        82,400
         1,500  Minerals Technologies Inc. ....................        64,380
         2,000  Parker-Hannifin Corp. .........................        84,880
        18,000  Smith (A.O.) Corp. ............................       322,200
                                                                -------------
                                                                    1,612,410
                                                                -------------


                                                                    MARKET
    SHARES                                                          VALUE
--------------                                                  -------------
                FINANCIAL SERVICES -- 14.0%
         5,000  Aegon NV, ADR ................................. $     142,000
         1,000  Alleghany Corp.+ ..............................       203,000
         3,000  Allstate Corp. ................................       131,970
        25,000  American Express Co. ..........................       970,000
        44,000  Argonaut Group Inc. ...........................       884,400
         5,000  Banco Popular Espanol SA ......................       174,774
        18,000  Banco Santander Central Hispano SA, ADR .......       165,420
         2,000  Banco Santiago ................................        45,620
         9,052  Bank of America Corp. .........................       543,391
        24,000  Bank One Corp. ................................       859,200
        18,000  Bankgesellschaft Berlin AG ....................       142,477
         3,000  Banque Nationale de Paris .....................       261,082
         1,000  Block (H&R) Inc. ..............................        64,550
        31,000  Commerzbank AG, ADR ...........................       783,373
        22,000  Deutsche Bank AG, ADR .........................     1,571,907
         3,000  Dresdner Bank AG, ADR .........................       136,636
         2,000  Dun and Bradstreet Corp.+ .....................        56,400
         3,500  Fannie Mae ....................................       298,025
         5,000  Fidelity National Corp. .......................        36,500
        58,000  First Union Corp. .............................     2,026,520
        20,000  Huntington Bancshares+ ........................       327,000
        40,000  JP Morgan Chase & Co. .........................     1,784,000
         1,000  Leucadia National Corp. .......................        32,450
        15,000  Mellon Financial Corp. ........................       690,000
         2,000  Merrill Lynch & Co. Inc. ......................       118,500
         2,000  MONY Group Inc. ...............................        80,260
         4,000  Moody's Corp. .................................       134,000
         3,000  Municipal Mortgage & Equity LLC ...............        69,300
         6,000  Northern Trust Corp. ..........................       375,000
        10,000  Phoenix Companies Inc.+ .......................       186,000
         3,000  Schwab (Charles) Corp. ........................        45,900
         7,000  St. Paul Companies Inc. .......................       354,830
        29,000  Sterling Bancorp ..............................       887,400
        12,000  SunTrust Banks Inc. ...........................       777,360
         5,000  T. Rowe Price Group Inc. ......................       186,950
        25,000  Unitrin Inc. ..................................       960,000
         1,500  Waddell & Reed Financial Inc., Cl. A ..........        47,625
                                                                -------------
                                                                   16,553,820
                                                                -------------
                FOOD AND BEVERAGE -- 3.0%
        22,000  Coca-Cola Amatil Ltd., ADR ....................       107,314
         4,000  Coca-Cola Co. .................................       180,000
        10,000  Corn Products International Inc. ..............       320,000
        32,000  Diageo plc, ADR ...............................     1,406,400
        16,000  Heinz (H.J.) Co. ..............................       654,240
         3,000  Hershey Foods Corp. ...........................       185,130
        25,000  Kellogg Co. ...................................       725,000
                                                                -------------
                                                                    3,578,084
                                                                -------------

THE GABELLI EQUITY INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)-- JUNE 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------
                                                                    MARKET
    SHARES                                                          VALUE
--------------                                                  -------------
                COMMON STOCKS (CONTINUED)
                HEALTH CARE -- 1.7%
         6,000  Aventis SA, ADR ............................... $     479,340
         2,000  Bristol-Myers Squibb Co. ......................       104,600
         3,276  GlaxoSmithKline plc, ADR ......................       184,111
         4,000  Johnson & Johnson .............................       200,000
        22,000  Pharmacia Corp. ...............................     1,010,900
                                                                -------------
                                                                    1,978,951
                                                                -------------
                METALS AND MINING -- 0.3%
        30,000  Freeport-McMoRan Copper &
                  Gold Inc., Cl. B+ ...........................       331,500
                                                                -------------
                PAPER AND FOREST PRODUCTS -- 1.1%
        18,000  Pactiv Corp.+ .................................       241,200
         5,000  Westvaco Corp. ................................       121,450
        20,000  Willamette Industries Inc. ....................       990,000
                                                                -------------
                                                                    1,352,650
                                                                -------------
                PUBLISHING -- 1.3%
         4,000  Dow Jones & Co. Inc. ..........................       238,840
         7,000  Harcourt General Inc. .........................       407,330
         4,000  McGraw-Hill Companies Inc. ....................       264,600
        25,000  Reader's Digest Association Inc., Cl. B .......       650,000
           560  Seat-Pagine Gialle SpA ........................           576
                                                                -------------
                                                                    1,561,346
                                                                -------------
                REAL ESTATE -- 0.0%
         2,500  Griffin Land & Nurseries Inc.+ ................        41,550
                                                                -------------
                RETAIL -- 0.5%
        18,000  Albertson's Inc. ..............................       539,820
         2,000  Sears, Roebuck & Co. ..........................        84,620
                                                                -------------
                                                                      624,440
                                                                -------------
                SATELLITE -- 0.1%
         7,000  General Motors Corp., Cl. H+ ..................       141,750
                                                                -------------
                SPECIALTY CHEMICALS-- 1.7%
        20,000  Albemarle Corp. ...............................       463,400
         1,200  Celenese AG ...................................        26,340
         1,611  Dow Chemical Co. ..............................        53,566
         2,000  du Pont de Nemours (E.I.) & Co. ...............        96,480
        20,000  Ferro Corp. ...................................       436,200
        22,000  Great Lakes Chemical Corp. ....................       678,700
         1,500  IMC Global Inc. ...............................        15,300
        20,000  Omnova Solutions Inc. .........................       145,600
         2,000  Quaker Chemical Corp. .........................        38,000
                                                                -------------
                                                                    1,953,586
                                                                -------------
                TELECOMMUNICATIONS -- 11.2%
         8,000  ALLTEL Corp. ..................................       490,080
        90,000  AT&T Canada Inc., Cl. B+ ......................     2,711,700
       100,000  AT&T Corp. ....................................     2,200,000
        20,000  BCE Inc. ......................................       526,000


                                                                    MARKET
    SHARES                                                          VALUE
--------------                                                  -------------
        42,000  BellSouth Corp. ............................... $   1,691,340
         1,800  British Telecommunications plc, ADR ...........       116,370
         7,000  BroadWing Inc.+ ...............................       171,150
        30,000  Cable & Wireless plc, ADR .....................       540,000
        20,000  Citizens Communications Co. ...................       240,600
         5,000  Deutsche Telekom AG, ADR ......................       112,250
         3,000  France Telecom SA, ADR ........................       144,900
         2,229  Qwest Communications International Inc.+ ......        71,038
        28,000  SBC Communications Inc. .......................     1,121,680
        10,000  Sprint FON Group ..............................       213,600
         1,000  Telecom Italia SpA, ADR .......................        88,000
         7,282  Telefonica SA, ADR ............................       271,182
        13,500  TELUS Corp. ...................................       304,238
         4,500  TELUS Corp., Non-Voting .......................        97,736
        24,000  Verizon Communications ........................     1,284,000
        51,000  WorldCom Inc. - MCI Group .....................       821,100
                                                                -------------
                                                                   13,216,964
                                                                -------------
                WIRELESS COMMUNICATIONS -- 0.5%
        25,000  Sprint PCS Group+ .............................       603,750
                                                                -------------
                TOTAL COMMON STOCKS ...........................    99,278,160
                                                                -------------

                PREFERRED STOCKS -- 2.5%
                AVIATION: PARTS AND SERVICES -- 0.2%
         2,000  Coltec Capital Trust,
                  5.25% Cv. Pfd. ..............................        87,500
         3,000  Coltec Capital Trust,
                  5.25% Cv. Pfd. (b) ..........................       130,125
                                                                -------------
                                                                      217,625
                                                                -------------
                DIVERSIFIED INDUSTRIAL -- 0.0%
        10,000  WHX Corp.,
                  $3.75 Cv. Pfd., Ser. B ......................        51,000
                                                                -------------
                ENTERTAINMENT -- 0.0%
         3,000  Metromedia International Group Inc.,
                  7.25% Cv. Pfd. ..............................        45,000
                                                                -------------
                EQUIPMENT AND SUPPLIES -- 0.5%
         7,100  Sequa Corp.,
                  $5.00 Cv. Pfd. ..............................       553,800
                                                                -------------
                METALS AND MINING -- 0.1%
         6,000  Freeport-McMoRan Copper &
                Gold Inc.,
                  7.00% Cv. Pfd. ..............................        85,200
                                                                -------------
                PAPER AND FOREST PRODUCTS -- 1.0%
        28,000  Sealed Air Corp.,
                  $2.00 Cv. Pfd., Ser. A ......................     1,118,600
                                                                -------------
                TELECOMMUNICATIONS -- 0.7%
        17,000  Citizens Communications Co.,
                  5.00% Cv. Pfd. ..............................       850,000
                                                                -------------
                TOTAL PREFERRED STOCKS ........................     2,921,225
                                                                -------------

THE GABELLI EQUITY INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED) -- JUNE 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------
 PRINCIPAL                                                          MARKET
  AMOUNT                                                            VALUE
--------------                                                  -------------
                CORPORATE BONDS -- 3.1%
                AUTOMOTIVE: PARTS AND ACCESSORIES -- 0.6%
    $1,000,000  Standard Motor Products Inc.,
                 Sub. Deb. Cv.
                 6.75%, 07/15/09 ..............................     $ 703,750
                                                                -------------
                BUSINESS SERVICES -- 0.1%
       100,000  BBN Corp.,
                 Sub. Deb. Cv.
                 6.00%, 04/01/12 (a) ..........................        96,750
                                                                -------------
                COMPUTER SOFTWARE AND SERVICES -- 0.1%
       100,000  Seagate Technology Inc.
                 12.50%, 11/15/07 (b) .........................        99,500
                                                                -------------
                CONSUMER PRODUCTS -- 0.0%
     2,100,000  Pillowtex Corp.,
                 Sub. Deb. Cv.
                 6.00%, 03/15/12+ .............................           328
                                                                -------------
                ENTERTAINMENT -- 0.1%
       150,000  USA Networks Inc.,
                 Sub. Deb. Cv.
                 7.00%, 07/01/03 ..............................       155,062
                                                                -------------
                ENVIRONMENTAL SERVICES -- 1.7%
     2,010,000  Waste Management Inc.,
                 Sub. Deb. Cv.
                 4.00%, 02/01/02 ..............................     1,992,412
                                                                -------------
                HOTELS AND GAMING -- 0.4%
       475,000  Hilton Hotels Corp.,
                 Sub. Deb. Cv.
                 5.00%, 05/15/06 ..............................       429,875
                                                                -------------


 PRINCIPAL                                                          MARKET
  AMOUNT                                                            VALUE
--------------                                                  -------------
                PUBLISHING -- 0.1%
     $ 100,000  News America Holdings Inc.,
                 Sub. Deb. Cv.
                 Zero Coupon, 03/31/02 ........................     $ 160,625
                                                                -------------
                TOTAL CORPORATE BONDS .........................     3,638,302
                                                                -------------
                U.S. GOVERNMENT OBLIGATIONS -- 11.3%
    13,461,000  U.S. Treasury Bill,
                 3.46% to 4.13%++,
                 due 07/05/01 to 09/27/01 .....................    13,386,948
                                                                -------------
                TOTAL INVESTMENTS -- 100.9%
                 (Cost $101,636,962) ..........................   119,224,635

                OTHER ASSETS AND
                 LIABILITIES (NET) -- (0.9%) ...................    (1,069,000)
                                                                -------------
                NET ASSETS -- 100.0% ...........................  $118,155,635
                                                                =============

------------------------
(a)    Security  fair  valued  under  procedures  established  by the  Board  of
       Directors.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2001, the market value of Rule 144A securities amounted to $229,625 or 0.2% of total net assets.
+      Non-income producing security.
++     Represents annualized yield at date of purchase.
ADR  - American Depositary Receipt.

--------------------------------------------------------------------------------
                            GABELLI FAMILY OF FUNDS
--------------------------------------------------------------------------------

GABELLI ASSET FUND __________________________
Seeks to invest primarily in a diversified portfolio of common stocks selling at significant discounts to their private market value. The Fund's primary objective is growth of capital. (CLASS AAA-NO-LOAD)
                                       PORTFOLIO MANAGER:  MARIO J. GABELLI, CFA

GABELLI GROWTH FUND _________________________
Seeks to invest primarily in large cap stocks believed to have favorable, yet undervalued, prospects for earnings growth. The Fund's primary objective is capital appreciation. (CLASS AAA-NO-LOAD)
                                          PORTFOLIO MANAGER: HOWARD F. WARD, CFA

GABELLI WESTWOOD EQUITY FUND _______________
Seeks to invest primarily in the common stock of seasoned companies believed to have proven records and above average historical earnings growth. The Fund's primary objective is capital appreciation. (MULTICLASS)
                                               PORTFOLIO MANAGER: SUSAN M. BYRNE

GABELLI BLUE CHIP VALUE FUND  ________________
Seeks long-term growth of capital through investment primarily in the common stocks of well-established, high quality companies that have market capitalizations of greater than $5 billion. (CLASS AAA-NO-LOAD)
                                         PORTFOLIO MANAGER:  BARBARA MARCIN, CFA

GABELLI SMALL CAP GROWTH FUND  ______________
Seeks to invest primarily in common stock of smaller companies (market capitalizations less than $500 million) believed to have rapid revenue and earnings growth potential. The Fund's primary objective is capital appreciation. (CLASS AAA-NO-LOAD)
                                       PORTFOLIO MANAGER:  MARIO J. GABELLI, CFA

GABELLI WESTWOOD SMALLCAP EQUITY FUND _____
Seeks to invest primarily in smaller capitalization equity securities - market caps of $1 billion or less. The Fund's primary objective is long-term capital
appreciation.    (MULTICLASS)
                                           PORTFOLIO MANAGER:  LYNDA CALKIN, CFA

GABELLI WESTWOOD INTERMEDIATE BOND FUND ___
Seeks to invest in a diversified portfolio of bonds with various maturities. The Fund's primary objective is total return. (MULTICLASS)
                                           PORTFOLIO MANAGER:  MARK FREEMAN, CFA

GABELLI EQUITY INCOME FUND __________________
Seeks to invest primarily in equity securities with above market average yields. The Fund pays quarterly dividends and seeks a high level of total return with an emphasis on income. (CLASS AAA-NO-LOAD)
                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

GABELLI WESTWOOD BALANCED FUND ____________
Seeks to invest in a balanced and diversified portfolio of stocks and bonds. The Fund's primary objective is both capital appreciation and current income. (MULTICLASS)
                                              PORTFOLIO MANAGERS: SUSAN M. BYRNE
                                                             & MARK FREEMAN, CFA

GABELLI WESTWOOD REALTY FUND ______________
Seeks to invest in securities that are primarily engaged in or related to the real estate industry. The Fund's primary objective is long-term capital
appreciation.   (CLASS AAA-NO-LOAD)
                                               PORTFOLIO MANAGER: SUSAN M. BYRNE

GABELLI WESTWOOD MIGHTY MITES[SM] FUND _______
Seeks to invest in micro-cap companies that have market capitalizations of $300 million or less. The Fund's primary objective is long-term capital appreciation. (MULTICLASS)
                                           TEAM MANAGED:  MARIO J. GABELLI, CFA,
                          MARC J. GABELLI,  LAURA K. LINEHAN AND WALTER K. WALSH

GABELLI VALUE FUND __________________________
Seeks to invest in securities of companies believed to be undervalued. The Fund's primary objective is long-term capital appreciation. (MULTICLASS)
                                       PORTFOLIO MANAGER:  MARIO J. GABELLI, CFA

GABELLI UTILITIES FUND  _______________________
Seeks to provide a high level of total return through a combination of capital appreciation and current income. (CLASS AAA-NO-LOAD)
                                        PORTFOLIO MANAGER:  TIMOTHY O'BRIEN, CFA

GABELLI ABC FUND  __________________________
Seeks to invest in securities with attractive opportunities for appreciation or investment income. The Fund's primary objective is total return in various market conditions without excessive risk of capital loss. (NO-LOAD)
                                      PORTFOLIO  MANAGER:  MARIO J. GABELLI, CFA

GABELLI MATHERS FUND  ______________________
Seeks long-term capital appreciation in various market conditions without excessive risk of capital loss. (CLASS AAA-NO-LOAD)
                                      PORTFOLIO  MANAGER:  HENRY VAN DER EB, CFA

GABELLI U.S. TREASURY MONEY MARKET FUND _____
Seeks to invest exclusively in short-term U.S. Treasury securities. The Fund's primary objective is to provide high current income consistent with the
preservation of principal and liquidity.   (NO-LOAD)
                                            PORTFOLIO MANAGER:  JUDITH A. RANERI

GABELLI CASH MANAGEMENT CLASS OF
THE TREASURER'S FUND ________________________
Three money market portfolios designed to generate superior returns without compromising portfolio safety. U.S. Treasury Money Market seeks to invest in U.S. Treasury bills, notes and bonds. Tax Exempt Money Market seeks to invest in municipal securities. Domestic Prime Money Market seeks to invest in prime
quality, domestic money market instruments.    (NO-LOAD)
                                            PORTFOLIO MANAGER:  JUDITH A. RANERI

AN INVESTMENT IN THE ABOVE MONEY MARKET FUNDS IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY GOVERNMENT AGENCY. ALTHOUGH THE FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUNDS.

GLOBAL SERIES
   GABELLI GLOBAL TELECOMMUNICATIONS FUND
   Seeks to invest in telecommunications companies throughout the world - targeting undervalued companies with strong earnings and cash flow dynamics. The Fund's primary objective is capital appreciation. (MULTICLASS)
                                                                    TEAM MANAGED

   GABELLI GLOBAL CONVERTIBLE SECURITIES FUND
   Seeks to invest principally in bonds and preferred stocks which are convertible into common stock of foreign and domestic companies. The Fund's primary objective is total return through a combination of current
   income and capital appreciation.    (MULTICLASS)
                                                                    TEAM MANAGED

   GABELLI GLOBAL GROWTH FUND
   Seeks capital appreciation through a disciplined investment program focusing on the globalization and interactivity of the world's marketplace. The Fund invests in companies at the forefront of accelerated growth. The Fund's primary objective is capital appreciation. (MULTICLASS)
                                                                    TEAM MANAGED

   GABELLI GLOBAL OPPORTUNITY FUND
   Seeks to invest in common stock of companies which have rapid growth in revenues and earnings and potential for above average capital appreciation or are undervalued. The Fund's primary objective is capital appreciation. (MULTICLASS)
                                                                    TEAM MANAGED

GABELLI GOLD FUND ___________________________
Seeks to invest in a global portfolio of equity securities of gold mining and related companies. The Fund's objective is long-term capital appreciation. Investment in gold stocks is considered speculative and is affected by a variety of world-wide economic, financial and political factors. (CLASS AAA-NO-LOAD)
                                                PORTFOLIO MANAGER:  CAESAR BRYAN

GABELLI INTERNATIONAL GROWTH FUND ____________
Seeks to invest in the equity securities of foreign issuers with long-term capital appreciation potential. The Fund offers investors global diversification. (MULTICLASS)
                                                PORTFOLIO MANAGER:  CAESAR BRYAN

THE SIX FUNDS ABOVE INVEST IN FOREIGN SECURITIES WHICH INVOLVES RISKS NOT ORDINARILY ASSOCIATED WITH INVESTMENTS IN DOMESTIC ISSUES, INCLUDING CURRENCY
FLUCTUATION,   ECONOMIC  AND  POLITICAL  RISKS.

COMSTOCK CAPITAL VALUE FUND  _______________
Seeks capital appreciation and current income. The Fund may use either long or short positions to achieve its objective. (MULTICLASS)
                                          PORTFOLIO MANAGER:  MARTIN WEINER, CFA

COMSTOCK STRATEGY FUND  ____________________
The Fund emphasizes investments in debt securities, which maximize total return in light of credit risk, interest rate risk, and the risk associated with the length of maturity of the debt instrument. (MULTICLASS)
                                          PORTFOLIO MANAGER:  MARTIN WEINER, CFA
--------------------------------------------------------------------------------
 TO RECEIVE A PROSPECTUS, CALL 1-800-GABELLI (422-3554). THE PROSPECTUS GIVES A MORE COMPLETE DESCRIPTION OF THE FUND, INCLUDING FEES AND EXPENSES. DISTRIBUTED
  BY GABELLI & COMPANY, INC. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR
                                  SEND MONEY.

                             VISIT OUR WEBSITE AT:

                     WWW.GABELLI.COM OR, CALL: 1-800-GABELLI

        1-800-422-3554 (BULLET) 914-921-5100 (BULLET) FAX: 914-921-5118
                           (BULLET) INFO@GABELLI.COM
                    ONE CORPORATE CENTER, RYE, NEW YORK 10580

                        Gabelli Equity Series Funds, Inc.
                         The Gabelli Equity Income Fund
                              One Corporate Center
                            Rye, New York 10580-1434
                                  1-800-GABELLI
                                [1-800-422-3554]
                               fax: 1-914-921-5118
                             http://www.gabelli.com
                            e-mail: info@gabelli.com
                (Net Asset Value may be obtained daily by calling
                         1-800-GABELLI after 6:00 P.M.)

                 BOARD OF DIRECTORS

Mario J. Gabelli, CFA           Robert J. Morrissey
CHAIRMAN AND CHIEF              ATTORNEY-AT-LAW
INVESTMENT OFFICER              MORRISSEY, HAWKINS & LYNCH
GABELLI ASSET MANAGEMENT INC.

Anthony J. Colavita             Karl Otto Pohl
ATTORNEY-AT-LAW                 FORMER PRESIDENT
ANTHONY J. COLAVITA, P.C.       DEUTSCHE BUNDESBANK

Vincent D. Enright              Anthony R. Pustorino
FORMER SENIOR VICE PRESIDENT    CERTIFIED PUBLIC ACCOUNTANT
AND CHIEF FINANCIAL OFFICER     PROFESSOR EMERITUS, PACE
KEYSPAN ENERGY CORP.            UNIVERSITY

John D. Gabelli                 Anthonie C. van Ekris
SENIOR VICE PRESIDENT           MANAGING DIRECTOR
GABELLI & COMPANY, INC.         BALMAC INTERNATIONAL, INC.

                       OFFICERS

Mario J. Gabelli, CFA           Bruce N. Alpert
PRESIDENT AND CHIEF             VICE PRESIDENT AND TREASURER
INVESTMENT OFFICER

James E. McKee
SECRETARY

                                   DISTRIBUTOR
                             Gabelli & Company, Inc.

                  Custodian, Transfer Agent and Dividend Agent
                       State Street Bank and Trust Company

                                  LEGAL COUNSEL
                    Skadden, Arps, Slate, Meagher & Flom LLP


--------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of The Gabelli Equity Income Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
--------------------------------------------------------------------------------
GAB444Q201SR


                                            [PHOTO OF MARIO J. GABELLI OMITTED.]
THE
GABELLI
EQUITY
INCOME
FUND



                                                            THIRD QUARTER REPORT
                                                                   JUNE 30, 2001